UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                      OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
          ------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the twelve months ended July 31, 2004, assets in Oppenheimer New Jersey Municipal Fund increased by 34%, to $169 million. The growth in assets allowed us to add significantly to our preferred type of investment: less known, higher-yielding securities that we believe are out of favor or misunderstood by the market. Although these (generally project-specific) securities are less numerous in New Jersey than in other states, our extensive credit research capabilities allow us to find those that are most attractive--that is, securities offering yield advantages that are more than commensurate with what we consider the securities' true levels of risk. For example, the Fund owns several bonds issued by New Jersey-based universities and secured by first mortgages on campus properties. In our experience, the risk of default in these bonds is much lower than their credit ratings and market yields would indicate.

      The Fund's outperformance during this period can be attributed to our focus on these higher-yielding securities. Not only did they add to yield but, as the economy improved, many of the securities appreciated. For instance, the airline sector experienced increased air traffic and capacity utilization from the prior year, so bond prices of some carriers rallied. The Fund's position in American Airlines tax-exempt debt--which experienced significant market price appreciation--was a strong contributor to return. Market prices for tax-exempt bonds backed by Continental Airlines--and secured by assets at Newark Airport--actually declined slightly in price over the period, but the Fund's position in these securities contributed positively to total return on the strength of interest income earned. Despite positive developments for airlines, the industry remains volatile, as higher fuel costs have slowed the recent positive momentum.

      The Fund maintains a relatively large position of investment-grade bonds issued for Fairleigh Dickinson University. The bonds represent a general obligation of the University and are further secured by a mortgage on land and buildings. The combination of market price increase and high income made this position an important contributor to the Fund's strong performance.

      The Fund's position in municipal inverse floating rate securities also contributed to performance. These are highly rated, high yielding, tax-exempt securities whose interest rates move inversely to short-term rates. We seek to offset the greater interest rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices fluctuate much less than long-term bond indices.


                   9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Over the course of the year, the Fund's largest allocation (18% of total assets)--tobacco master settlement agreement (MSA) bonds, declined slightly in price, but also contributed to positive total return owing to their high yields. We continue to see potential in this sector, but in the interest of broader diversification, we invested new cash inflows across many industries, including pollution control facilities, hospitals and healthcare systems, and senior living communities. For instance, we added a high-yielding, investment-grade and double tax-exempt bond issued to finance pollution control facilities for a refinery in St. Croix, U.S. Virgin Islands.

      MSA bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers and provide considerably higher income than other similarly rated bonds. However, their prices were very sensitive to ongoing litigation involving the tobacco industry and, therefore, detracted slightly from the Fund's total return. While lawsuits will likely continue to be a factor, we believe MSA prices will more or less stabilize as investors come to understand them better. Also, New Jersey has issued no new MSA bonds since 2003, so relative scarcity may make these high-yielding securities more attractive to investors over time.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer New Jersey Municipal Fund (Class A)
      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer
                           New Jersey               Lehman Brothers
                    Municipal Fund (Class A)     Municipal Bond Index
--------------------------------------------------------------------------------
  12/31/1994                $ 9,525                  $10,000
  03/31/1995                 10,173                   10,707
  06/30/1995                 10,380                   10,965
  09/30/1995                 10,542                   11,280
  12/31/1995                 10,898                   11,746
  03/31/1996                 10,901                   11,604
  06/30/1996                 10,994                   11,693
  07/31/1996 1               11,094                   11,799
  10/31/1996                 11,340                   12,096
  01/31/1997                 11,497                   12,289
  04/30/1997                 11,589                   12,339
  07/31/1997                 12,203                   13,009
  10/31/1997                 12,295                   13,123
  01/31/1998                 12,726                   13,531
  04/30/1998                 12,626                   13,486
  07/31/1998                 12,930                   13,788
  10/31/1998                 13,273                   14,175
  01/31/1999                 13,543                   14,431
  04/30/1999                 13,508                   14,423
  07/31/1999                 13,133                   14,185
  10/31/1999                 12,364                   13,924
  01/31/2000                 12,145                   13,907
  04/30/2000                 12,442                   14,291
  07/31/2000                 12,809                   14,796
  10/31/2000                 13,035                   15,109
  01/31/2001                 13,575                   15,754
  04/30/2001                 13,576                   15,773
  07/31/2001                 14,143                   16,287
  10/31/2001                 14,353                   16,697
  01/31/2002                 14,274                   16,684
  04/30/2002                 14,505                   16,877
  07/31/2002                 14,962                   17,380
  10/31/2002                 14,680                   17,676
  01/31/2003                 14,806                   17,929
  04/30/2003                 14,892                   18,311
  07/31/2003                 15,143                   18,007
  10/31/2003                 15,808                   18,580
  01/31/2004                 16,764                   19,038
  04/30/2004                 16,408                   18,801
  07/31/2004                 16,450                   19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

        1-Year          5-Year          10-Year
        ------          ------          -------
        3.47%           3.59%            4.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.

1.    The Fund changed its fiscal year end from 12/31 to 7/31.


                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer New Jersey Municipal Fund (Class B)
      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer
                           New Jersey               Lehman Brothers
                    Municipal Fund (Class B)     Municipal Bond Index
--------------------------------------------------------------------------------
  12/31/1994                $10,000                  $10,000
  03/31/1995                 10,662                   10,707
  06/30/1995                 10,869                   10,965
  09/30/1995                 11,008                   11,280
  12/31/1995                 11,359                   11,746
  03/31/1996                 11,340                   11,604
  06/30/1996                 11,425                   11,693
  07/31/1996 1               11,511                   11,799
  10/31/1996                 11,744                   12,096
  01/31/1997                 11,884                   12,289
  04/30/1997                 11,958                   12,339
  07/31/1997                 12,567                   13,009
  10/31/1997                 12,638                   13,123
  01/31/1998                 13,068                   13,531
  04/30/1998                 12,930                   13,486
  07/31/1998                 13,227                   13,788
  10/31/1998                 13,553                   14,175
  01/31/1999                 13,791                   14,431
  04/30/1999                 13,730                   14,423
  07/31/1999                 13,334                   14,185
  10/31/1999                 12,542                   13,924
  01/31/2000                 12,284                   13,907
  04/30/2000                 12,561                   14,291
  07/31/2000                 12,920                   14,796
  10/31/2000                 13,123                   15,109
  01/31/2001                 13,657                   15,754
  04/30/2001                 13,658                   15,773
  07/31/2001                 14,228                   16,287
  10/31/2001                 14,440                   16,697
  01/31/2002                 14,360                   16,684
  04/30/2002                 14,593                   16,877
  07/31/2002                 15,052                   17,380
  10/31/2002                 14,769                   17,676
  01/31/2003                 14,896                   17,929
  04/30/2003                 14,982                   18,311
  07/31/2003                 15,235                   18,007
  10/31/2003                 15,904                   18,580
  01/31/2004                 16,866                   19,038
  04/30/2004                 16,508                   18,801
  07/31/2004                 16,550                   19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

        1-Year          5-Year          10-Year
        ------          ------          -------
        2.92%           3.53%            4.84%

1.    The Fund changed its fiscal year end from 12/31 to 7/31.


                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer New Jersey Municipal Fund (Class C)
      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer
                           New Jersey               Lehman Brothers
                    Municipal Fund (Class C)     Municipal Bond Index
--------------------------------------------------------------------------------
  08/29/1995                $10,000                  $10,000
  09/30/1995                 10,076                   10,063
  12/31/1995                 10,407                   10,479
  03/31/1996                 10,396                   10,353
  06/30/1996                 10,463                   10,432
  07/31/1996 1               10,541                   10,526
  10/31/1996                 10,752                   10,791
  01/31/1997                 10,889                   10,963
  04/30/1997                 10,944                   11,008
  07/31/1997                 11,501                   11,605
  10/31/1997                 11,566                   11,708
  01/31/1998                 11,959                   12,072
  04/30/1998                 11,833                   12,032
  07/31/1998                 12,105                   12,301
  10/31/1998                 12,402                   12,647
  01/31/1999                 12,620                   12,874
  04/30/1999                 12,564                   12,868
  07/31/1999                 12,202                   12,655
  10/31/1999                 11,466                   12,423
  01/31/2000                 11,241                   12,407
  04/30/2000                 11,495                   12,750
  07/31/2000                 11,812                   13,201
  10/31/2000                 11,998                   13,480
  01/31/2001                 12,471                   14,055
  04/30/2001                 12,460                   14,072
  07/31/2001                 12,944                   14,531
  10/31/2001                 13,112                   14,896
  01/31/2002                 13,027                   14,884
  04/30/2002                 13,213                   15,057
  07/31/2002                 13,591                   15,506
  10/31/2002                 13,322                   15,770
  01/31/2003                 13,410                   15,995
  04/30/2003                 13,451                   16,336
  07/31/2003                 13,652                   16,065
  10/31/2003                 14,236                   16,576
  01/31/2004                 15,068                   16,985
  04/30/2004                 14,722                   16,773
  07/31/2004                 14,732                   16,994

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

    1 Year                5 Year       Since Inception          Inception Date
    ------                ------       ---------------          --------------
     6.91%                3.84%            4.44%                     8/29/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.

1.    The Fund changed its fiscal year end from 12/31 to 7/31.


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). There fore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING         ENDING            EXPENSES PAID
                             ACCOUNT           ACCOUNT           DURING 6-MONTHS
                             VALUE (2/1/04)    VALUE (7/31/04)   ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual               $1,000.00         $  981.30         $3.94
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,020.89          4.02
--------------------------------------------------------------------------------
Class B Actual                1,000.00            978.70          7.48
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,017.30          7.62
--------------------------------------------------------------------------------
Class C Actual                1,000.00            977.70          7.57
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,017.21          7.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A             0.80%
---------------------------
Class B             1.52
---------------------------
Class C             1.54

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                   16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS JULY 31, 2004
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                                    VALUE
    AMOUNT                                                                            COUPON             MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--107.5%
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--93.1%
$  1,940,000      Camden County Improvement Authority
                  (Cooper Health System)                                               6.000%          02/15/2027      $  1,966,656
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000      Cape May County Industrial Pollution Control
                  (Atlantic City Electric Company)                                     7.200           11/01/2029         1,557,735
-----------------------------------------------------------------------------------------------------------------------------------
     130,000      DE River Port Authority PA/NJ                                        5.500           01/01/2026           136,543
-----------------------------------------------------------------------------------------------------------------------------------
      90,000      Essex County Improvement Authority                                   6.800           11/01/2021            91,796
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      Garden State Preservation Trust
                  (Open Space & Farmland Preservation) 1                               5.800           11/01/2023         2,118,500
-----------------------------------------------------------------------------------------------------------------------------------
      20,000      Gloucester County Improvement Authority
                  (Governmental Leasing Program)                                       5.900           04/01/2007            20,223
-----------------------------------------------------------------------------------------------------------------------------------
       5,000      Gloucester County Utilities Authority                                5.125           01/01/2013             5,015
-----------------------------------------------------------------------------------------------------------------------------------
     785,000      Higher Education Student Assistance Authority
                  Student Loan                                                         6.000           06/01/2015           822,978
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      Hudson County Improvement Authority                                  6.625           08/01/2025            10,037
-----------------------------------------------------------------------------------------------------------------------------------
   3,755,000      Hudson County Improvement Authority (Koppers Site)                   6.125           01/01/2029         3,586,626
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Hudson County Solid Waste Improvement Authority                      6.000           01/01/2029           949,090
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Middlesex County Pollution Control Authority
                  (Amerada Hess Corp.)                                                 6.050           09/15/2034         2,564,475
-----------------------------------------------------------------------------------------------------------------------------------
      35,000      New Brunswick Hsg. & Urban Devel. Authority                          5.500           08/01/2011            35,466
-----------------------------------------------------------------------------------------------------------------------------------
      50,000      New Brunswick Hsg. & Urban Devel. Authority                          5.750           07/01/2024            51,196
-----------------------------------------------------------------------------------------------------------------------------------
     135,000      NJ EDA (American Airlines)                                           7.100           11/01/2031            86,658
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ EDA (Cadbury at Cherry Hill)                                      5.500           07/01/2018           102,119
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ EDA (Cadbury at Cherry Hill)                                      5.500           07/01/2028            24,440
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ EDA (Cascade Corp.)                                               8.250           02/01/2026            24,213
-----------------------------------------------------------------------------------------------------------------------------------
   5,985,000      NJ EDA (Continental Airlines)                                        6.250           09/15/2019         4,755,202
-----------------------------------------------------------------------------------------------------------------------------------
      85,000      NJ EDA (Continental Airlines)                                        6.250           09/15/2029            63,733
-----------------------------------------------------------------------------------------------------------------------------------
   2,020,000      NJ EDA (Continental Airlines)                                        6.400           09/15/2023         1,587,356
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NJ EDA (Continental Airlines)                                        6.625           09/15/2012         2,240,775
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000      NJ EDA (Continental Airlines)                                        9.000           06/01/2033         3,405,080
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ EDA (Courthouse Convalescent Center)                              8.700           02/01/2014           100,106
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ EDA (Devereux Foundation)                                         5.450           05/01/2027           103,274
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ EDA (Eastern Shore)                                               8.000           02/01/2011            24,727
-----------------------------------------------------------------------------------------------------------------------------------
      90,000      NJ EDA (Elizabethtown Water Company)                                 5.600           12/01/2025            92,678
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000      NJ EDA (Empowerment Zone-Cumberland)                                 7.750           08/01/2021         3,909,320
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000      NJ EDA (Fairleigh Dickinson University), Series D                    6.000           07/01/2025        15,506,250
-----------------------------------------------------------------------------------------------------------------------------------
     280,000      NJ EDA (Hackensack Water Company)                                    5.800           03/01/2024           286,398
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ EDA (Hackensack Water Company)                                    5.900           03/01/2024            25,526
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ EDA (Jersey Central Power & Light)                                7.100           07/01/2015         2,088,800
-----------------------------------------------------------------------------------------------------------------------------------
   6,100,000      NJ EDA (JVG Properties)                                              5.375           03/01/2019         5,955,796
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NJ EDA (Kapkowski Road Landfill)                                     6.500           04/01/2031         2,647,750


                   17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                                    VALUE
    AMOUNT                                                                            COUPON             MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$    130,000      NJ EDA (Kullman Associates)                                          6.750%          07/01/2019      $    120,086
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ EDA (Marcus L. Ward Home)                                         5.750           11/01/2024           986,370
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ EDA (Marcus L. Ward Home)                                         5.800           11/01/2031           973,080
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ EDA (Masonic Charity Foundation of NJ)                            5.500           06/01/2031         1,032,760
-----------------------------------------------------------------------------------------------------------------------------------
     750,000      NJ EDA (Masonic Charity Foundation of NJ)                            6.000           06/01/2025           818,918
-----------------------------------------------------------------------------------------------------------------------------------
      70,000      NJ EDA (Middlesex Water Company)                                     5.250           10/01/2023            70,417
-----------------------------------------------------------------------------------------------------------------------------------
      70,000      NJ EDA (NJ American Water Company)                                   5.350           06/01/2023            70,856
-----------------------------------------------------------------------------------------------------------------------------------
     240,000      NJ EDA (NJ American Water Company)                                   5.350           06/01/2023           242,935
-----------------------------------------------------------------------------------------------------------------------------------
      45,000      NJ EDA (NJ American Water Company)                                   5.375           05/01/2032            45,986
-----------------------------------------------------------------------------------------------------------------------------------
      45,000      NJ EDA (NJ American Water Company)                                   5.500           06/01/2023            45,342
-----------------------------------------------------------------------------------------------------------------------------------
     545,000      NJ EDA (NJ American Water Company)                                   5.950           11/01/2029           577,782
-----------------------------------------------------------------------------------------------------------------------------------
      85,000      NJ EDA (NJ American Water Company)                                   6.000           05/01/2036            90,483
-----------------------------------------------------------------------------------------------------------------------------------
     520,000      NJ EDA (NJ American Water Company)                                   6.875           11/01/2034           536,640
-----------------------------------------------------------------------------------------------------------------------------------
      15,000      NJ EDA (NJ Natural Gas Company)                                      5.375           08/01/2023            15,125
-----------------------------------------------------------------------------------------------------------------------------------
       5,000      NJ EDA (NJ Natural Gas Company)                                      5.375           08/01/2023             5,061
-----------------------------------------------------------------------------------------------------------------------------------
     915,000      NJ EDA (NUI Corp.)                                                   5.250           11/01/2033           855,406
-----------------------------------------------------------------------------------------------------------------------------------
      40,000      NJ EDA (NUI Corp.)                                                   5.700           06/01/2032            41,618
-----------------------------------------------------------------------------------------------------------------------------------
      90,000      NJ EDA (NUI Corp.)                                                   6.350           10/01/2022            92,463
-----------------------------------------------------------------------------------------------------------------------------------
   4,270,000      NJ EDA (Public Service Electric & Gas)                               6.400           05/01/2032         4,398,954
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ EDA (Rutgers University)                                          6.100           07/01/2014            25,595
-----------------------------------------------------------------------------------------------------------------------------------
   4,335,000      NJ EDA (RWJ Hospital/CCC/
                  RWJ Health Care Corp. Obligated Group)                               6.500           07/01/2024         4,437,740
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000      NJ EDA (St. Francis Life Care Corp.)                                 5.600           10/01/2012         1,481,715
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ EDA (St. Francis Life Care Corp.)                                 5.750           10/01/2023         1,843,920
-----------------------------------------------------------------------------------------------------------------------------------
     480,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2019           491,150
-----------------------------------------------------------------------------------------------------------------------------------
     510,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2020           521,847
-----------------------------------------------------------------------------------------------------------------------------------
     545,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2021           558,434
-----------------------------------------------------------------------------------------------------------------------------------
     575,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2022           586,989
-----------------------------------------------------------------------------------------------------------------------------------
     610,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2023           621,852
-----------------------------------------------------------------------------------------------------------------------------------
     650,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2024           661,369
-----------------------------------------------------------------------------------------------------------------------------------
     690,000      NJ EDA (The Gill/St. Bernards School)                                6.000           02/01/2025           699,170
-----------------------------------------------------------------------------------------------------------------------------------
   1,900,000      NJ EDA (Trigen-Trenton District Energy Company)                      6.200           12/01/2010         1,932,661
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ EDA (United Methodist Homes of NJ)                                5.125           07/01/2025           864,910
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ EDA Retirement Community (Cedar Crest Village)                    7.250           11/15/2021         2,048,420
-----------------------------------------------------------------------------------------------------------------------------------
   2,100,000      NJ EDA Retirement Community (Seabrook Village)                       8.000           11/15/2015         2,251,053
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ EDA RITES (Public Schools Small Project Loan Program) 2          15.382 3         09/01/2011         2,166,600
-----------------------------------------------------------------------------------------------------------------------------------
   1,440,000      NJ EFA (Bloomfield College)                                          6.850           07/01/2030         1,467,806
-----------------------------------------------------------------------------------------------------------------------------------
     800,000      NJ EFA (Fairleigh Dickinson University), Series C                    6.625           07/01/2023           817,744
-----------------------------------------------------------------------------------------------------------------------------------
   1,290,000      NJ EFA (Fairleigh Dickinson University), Series G                    5.700           07/01/2028         1,298,488
-----------------------------------------------------------------------------------------------------------------------------------
   3,540,000      NJ EFA (Georgian Court College)                                      6.500           07/01/2033         3,839,944


                   18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

 PRINCIPAL                                                                                                                    VALUE
    AMOUNT                                                                            COUPON             MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     10,000      NJ EFA (Monmouth University)                                         5.625%          07/01/2013      $     10,110
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ EFA (Monmouth University)                                         5.800           07/01/2022         2,093,140
-----------------------------------------------------------------------------------------------------------------------------------
       5,000      NJ EFA (Richard Stockton State College)                              5.350           07/01/2023             5,061
-----------------------------------------------------------------------------------------------------------------------------------
     250,000      NJ EFA (St. Peter's College)                                         5.500           07/01/2027           224,368
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ EFA (University of Medicine and Dentistry)                        5.250           12/01/2025           101,748
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      NJ Health Care Facilities Financing Authority
                  (Allegany Health System Obligated Group)                             5.200           07/01/2018            10,247
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      NJ Health Care Facilities Financing Authority
                  (Burdette Tomlin Memorial Hospital)                                  6.500           07/01/2012            10,318
-----------------------------------------------------------------------------------------------------------------------------------
      50,000      NJ Health Care Facilities Financing Authority
                  (Deborah Heart & Lung Center)                                        6.300           07/01/2023            50,545
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ Health Care Facilities Financing Authority
                  (Dover General Hospital & Medical Center)                            5.875           07/01/2012            25,587
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000      NJ Health Care Facilities Financing Authority
                  (Englewood Hospital & Medical Center) RITES 2                        16.385 3         08/01/2025         2,304,200
-----------------------------------------------------------------------------------------------------------------------------------
     205,000      NJ Health Care Facilities Financing Authority
                  (Jersey Shores Medical Center)                                       5.875           07/01/2024           205,590
-----------------------------------------------------------------------------------------------------------------------------------
     260,000      NJ Health Care Facilities Financing Authority
                  (JFK Medical Center)                                                 5.500           07/01/2023           263,227
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ Health Care Facilities Financing Authority
                  (JFK Medical Center)                                                 5.500           07/01/2023           101,241
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      NJ Health Care Facilities Financing Authority
                  (ONP/MHC Obiligated Group)                                           5.375           07/01/2024            25,911
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ Health Care Facilities Financing Authority
                  (RWJ University Hospital)                                            5.750           07/01/2025         1,054,990
-----------------------------------------------------------------------------------------------------------------------------------
      20,000      NJ Health Care Facilities Financing Authority
                  (Society of the Valley Hospital)                                     5.500           07/01/2020            21,590
-----------------------------------------------------------------------------------------------------------------------------------
      20,000      NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital System)                                       6.000           07/01/2032            20,563
-----------------------------------------------------------------------------------------------------------------------------------
      30,000      NJ Health Care Facilities Financing Authority
                  (St. Charles Riverside Medical Center)                               5.750           07/01/2014            30,701
-----------------------------------------------------------------------------------------------------------------------------------
     750,000      NJ Health Care Facilities Financing Authority
                  (St. Joseph's Hospital & Medical Center)                             6.000           07/01/2026           807,420
-----------------------------------------------------------------------------------------------------------------------------------
      45,000      NJ HFA                                                               5.375           11/01/2008            45,069
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      NJ HFA                                                               5.700           11/01/2005            10,028
-----------------------------------------------------------------------------------------------------------------------------------
     200,000      NJ Hsg. & Mortgage Finance Agency, Series A                          5.550           05/01/2027           204,168
-----------------------------------------------------------------------------------------------------------------------------------
      15,000      NJ Hsg. & Mortgage Finance Agency, Series A                          5.650           05/01/2040            15,314
-----------------------------------------------------------------------------------------------------------------------------------
      75,000      NJ Hsg. & Mortgage Finance Agency, Series A                          6.000           11/01/2014            77,342
-----------------------------------------------------------------------------------------------------------------------------------
      30,000      NJ Hsg. & Mortgage Finance Agency, Series A                          6.050           11/01/2020            30,862
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      NJ Hsg. & Mortgage Finance Agency, Series A                          6.250           05/01/2028         1,036,660
-----------------------------------------------------------------------------------------------------------------------------------
      30,000      NJ Hsg. & Mortgage Finance Agency, Series B                          5.850           11/01/2012            32,194
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      NJ Hsg. & Mortgage Finance Agency, Series E1                         5.750           05/01/2025           104,269


                   19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                                                    VALUE
    AMOUNT                                                                            COUPON             MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$    170,000      NJ Hsg. & Mortgage Finance Agency, Series J                          6.200%          10/01/2025      $    172,868
-----------------------------------------------------------------------------------------------------------------------------------
      35,000      NJ Hsg. & Mortgage Finance Agency, Series S                          5.950           10/01/2017            36,510
-----------------------------------------------------------------------------------------------------------------------------------
      55,000      NJ Hsg. & Mortgage Finance Agency, Series S                          6.000           10/01/2021            57,196
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000      NJ Hsg. & Mortgage Finance Agency, Series U                          5.750           04/01/2018         1,148,301
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      NJ Hsg. & Mortgage Finance Agency, Series V                          5.250           04/01/2026            10,157
-----------------------------------------------------------------------------------------------------------------------------------
      50,000      NJ Hsg. & Mortgage Finance Agency, Series Z                          5.700           10/01/2017            51,665
-----------------------------------------------------------------------------------------------------------------------------------
      50,000      NJ Sports & Exposition Authority, Series A                           5.200           01/01/2020            50,168
-----------------------------------------------------------------------------------------------------------------------------------
      85,000      NJ Sports & Exposition Authority, Series A                           5.200           01/01/2024            85,181
-----------------------------------------------------------------------------------------------------------------------------------
     300,000      NJ Tobacco Settlement Financing Corp. (TASC)                         5.375           06/01/2018           264,849
-----------------------------------------------------------------------------------------------------------------------------------
  13,205,000      NJ Tobacco Settlement Financing Corp. (TASC)                         5.750           06/01/2032        11,577,880
-----------------------------------------------------------------------------------------------------------------------------------
   6,580,000      NJ Tobacco Settlement Financing Corp. (TASC)                         6.000           06/01/2037         5,270,777
-----------------------------------------------------------------------------------------------------------------------------------
   9,295,000      NJ Tobacco Settlement Financing Corp. (TASC)                         6.125           06/01/2042         7,468,625
-----------------------------------------------------------------------------------------------------------------------------------
   1,740,000      NJ Tobacco Settlement Financing Corp. (TASC)                         6.250           06/01/2043         1,423,250
-----------------------------------------------------------------------------------------------------------------------------------
     235,000      NJ Tobacco Settlement Financing Corp. (TASC)                         6.375           06/01/2032           207,101
-----------------------------------------------------------------------------------------------------------------------------------
     800,000      NJ Tobacco Settlement Financing Corp. (TASC)
                  Fixed Receipts                                                       6.125           06/01/2042           642,816
-----------------------------------------------------------------------------------------------------------------------------------
   9,600,000      NJ Tobacco Settlement Financing Corp. RITES 2                        9.989 3         06/01/2042         5,827,488
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      NJ Transit Corp. ROLs, Series 15 2                                  11.074 3         09/15/2014         3,198,450
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      Passaic Hsg. Authority (Multifamily)                                 5.750           11/01/2024            26,257
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      Port Authority  NY/NJ (KIAC)                                         6.750           10/01/2011         2,611,200
-----------------------------------------------------------------------------------------------------------------------------------
   1,005,000      Port Authority  NY/NJ (KIAC)                                         6.750           10/01/2019         1,018,125
-----------------------------------------------------------------------------------------------------------------------------------
   2,305,000      Port Authority  NY/NJ, 238th Series ROLs 2                          17.220 3         12/15/2032         2,386,505
-----------------------------------------------------------------------------------------------------------------------------------
     200,000      Port Authority  NY/NJ, 94th Series                                   6.000           12/01/2014           204,818
-----------------------------------------------------------------------------------------------------------------------------------
      75,000      Readington-Lebanon Sewage Authority                                  5.250           01/01/2013            75,983
-----------------------------------------------------------------------------------------------------------------------------------
      20,000      Riverside Township GO                                                5.450           12/01/2010            20,028
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      Salem County Industrial Pollution Control Financing
                  Authority (Atlantic City Electric Company)                           5.600           11/01/2025           101,166
-----------------------------------------------------------------------------------------------------------------------------------
     125,000      Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                            5.200           03/01/2025           125,450
-----------------------------------------------------------------------------------------------------------------------------------
     320,000      Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                            5.450           02/01/2032           322,618
-----------------------------------------------------------------------------------------------------------------------------------
     625,000      Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                            6.250           06/01/2031           639,456
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000      Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                            6.550           10/01/2029         5,234,500
-----------------------------------------------------------------------------------------------------------------------------------
     275,000      Salem County Pollution Control Financing Authority
                  (E.I. Dupont De Nemours)                                             6.125           07/15/2022           275,399
-----------------------------------------------------------------------------------------------------------------------------------
     355,000      Salem County Pollution Control Financing Authority
                  (E.I. Dupont De Nemours)                                             6.500           11/15/2021           358,603
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000      Salem County Pollution Control Financing Authority
                  (Public Service Electric & Gas)                                      5.750           04/01/2031         1,116,610


                   20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

 PRINCIPAL                                                                                                                    VALUE
    AMOUNT                                                                            COUPON             MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     50,000      South Jersey Transit Authority (The Raytheon Company)                6.150%          01/01/2022      $     50,391
-----------------------------------------------------------------------------------------------------------------------------------
      25,000      Union County Utilities Authority
                  (Ogden Martin Systems of Union)                                      5.375           06/01/2018            25,860
-----------------------------------------------------------------------------------------------------------------------------------
      60,000      Union County Utilities Authority
                  (Ogden Martin Systems of Union)                                      5.375           06/01/2020            61,787
                                                                                                                       ------------
                                                                                                                        157,654,727

-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--14.4%
   1,450,000      Northern Mariana Islands, Series A                                   6.250           03/15/2028         1,462,746
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000      Northern Mariana Islands, Series A                                   6.750           10/01/2033         3,026,730
-----------------------------------------------------------------------------------------------------------------------------------
      10,000      PR Electric Power Authority                                          6.000           07/01/2014            10,238
-----------------------------------------------------------------------------------------------------------------------------------
     100,000      Puerto Rico ITEMECF (Ana G. Mendez University)                       5.375           02/01/2019           102,199
-----------------------------------------------------------------------------------------------------------------------------------
     965,000      Puerto Rico ITEMECF (Congeneration Facilities)                       6.625           06/01/2026         1,002,799
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      Puerto Rico Municipal Finance Agency RITES 2                        10.008 3         08/01/2015         1,271,270
-----------------------------------------------------------------------------------------------------------------------------------
   6,880,000      Puerto Rico Port Authority (American Airlines), Series A             6.250           06/01/2026         4,628,314
-----------------------------------------------------------------------------------------------------------------------------------
     110,000      Puerto Rico Port Authority (American Airlines), Series A             6.300           06/01/2023            74,007
-----------------------------------------------------------------------------------------------------------------------------------
      15,000      Puerto Rico Port Authority, Series D                                 6.000           07/01/2021            15,176
-----------------------------------------------------------------------------------------------------------------------------------
     340,000      University of Puerto Rico, Series O                                  5.375           06/01/2030           349,846
-----------------------------------------------------------------------------------------------------------------------------------
     150,000      University of V.I., Series A                                         5.250           12/01/2023           150,881
-----------------------------------------------------------------------------------------------------------------------------------
     210,000      University of V.I., Series A                                         5.375           12/01/2034           209,702
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000      University of V.I., Series A                                         6.000           12/01/2024         1,064,770
-----------------------------------------------------------------------------------------------------------------------------------
      40,000      University of V.I., Series A                                         6.250           12/01/2029            42,743
-----------------------------------------------------------------------------------------------------------------------------------
     105,000      V.I.  Hsg. Finance Authority, Series A                               6.500           03/01/2025           106,974
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000      V.I.  Public Finance Authority (Hovensa Coker)                       6.500           07/01/2021         5,331,350
-----------------------------------------------------------------------------------------------------------------------------------
     525,000      V.I.  Public Finance Authority, Series A                             6.125           10/01/2029           555,802
-----------------------------------------------------------------------------------------------------------------------------------
   1,515,000      V.I.  Public Finance Authority, Series A                             6.375           10/01/2019         1,696,179
-----------------------------------------------------------------------------------------------------------------------------------
     300,000      V.I.  Public Finance Authority, Series E                             5.875           10/01/2018           307,287
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000      V.I.  Public Finance Authority, Series E                             6.000           10/01/2022         2,532,475
-----------------------------------------------------------------------------------------------------------------------------------
     290,000      V.I.  Water & Power Authority                                        5.300           07/01/2018           292,050
-----------------------------------------------------------------------------------------------------------------------------------
     175,000      V.I.  Water & Power Authority                                        5.300           07/01/2021           172,698
                                                                                                                       ------------
                                                                                                                         24,406,236

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $185,716,141)--107.5%                                                                 182,060,963
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.5)                                                                            (12,723,957)
                                                                                                                       ------------
NET ASSETS--100.0%                                                                                                     $169,337,006
                                                                                                                       ============


                   21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. When-issued security to be delivered and settled after July 31, 2004. See
Note 1 of Notes to Financial Statements.

2. Illiquid security. See Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CCC         Continuing Care Center
EDA         Economic Development Authority
EFA         Educational Facilities Authority
GO          General Obligation
HFA         Housing Finance Agency/Authority
ITEMECF     Industrial, Tourist, Educational, Medical and
            Environmental Community Facilities
JFK         John Fitzgerald Kennedy
MHC         Meridian Hospitals Corporation
NY/NJ       New York/New Jersey
ONP         Ocean Nursing Pavillion, Inc.
PA/NJ       Pennsylvania/New Jersey
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RWJ         Robert Wood Johnson
TASC        Tobacco Settlement Asset-Backed Bonds
V.I.        United States Virgin Islands

--------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS July 31, 2004 / Unaudited
--------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                      MARKET VALUE           PERCENT
-----------------------------------------------------------------------------
Tobacco Settlements                           $ 32,682,786              18.0%
Higher Education                                27,310,395              15.0
Pollution Control                               19,461,841              10.7
Airlines                                        16,841,125               9.3
Adult Living Facilities                         12,401,252               6.8
Hospital/Health Care                            11,591,086               6.4
Electric Utilities                               9,128,571               5.0
Sales Tax Revenue                                7,210,243               4.0
Education                                        6,307,411               3.5
Manufacturing, Non-Durable Goods                 5,955,796               3.3
Resource Recovery                                4,633,400               2.5
General Obligation                               4,318,028               2.4
Marine/Aviation Facilities                       4,297,584               2.4
Manufacturing, Durable Goods                     4,104,010               2.3
Gas Utilities                                    3,574,148               2.0
Municipal Leases                                 3,218,673               1.7
Special Tax                                      2,647,750               1.4
Water Utilities                                  2,085,043               1.1
Multifamily Housing                              1,668,825               0.9
Single Family Housing                            1,583,671               0.8
Student Loans                                      822,978               0.4
Sports Facility Revenue                            135,349               0.1
Sewer Utilities                                     80,998                --
                                              -------------------------------
Total                                         $182,060,963             100.0%
                                              ===============================


                   22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS July 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                   PERCENT
--------------------------------------------------------------------------------
AAA                                                                        20.2%
AA                                                                          1.8
A                                                                          10.6
BBB                                                                        47.9
BB                                                                          2.3
B                                                                           6.6
CCC                                                                         2.6
Not Rated                                                                   8.0
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $185,716,141)--see accompanying statement of investments      $ 182,060,963
--------------------------------------------------------------------------------------------------------
Cash                                                                                            460,878
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              4,139,500
Interest                                                                                      2,980,445
Shares of beneficial interest sold                                                              894,244
Other                                                                                             5,106
                                                                                          --------------
Total assets                                                                                190,541,136

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.1200% at July 31, 2004)                               18,300,000
Investments purchased (including $2,063,800 purchased on a when-issued basis
or forward commitment)                                                                        2,422,865
Shares of beneficial interest redeemed                                                          247,990
Dividends                                                                                       116,791
Shareholder communications                                                                       38,632
Distribution and service plan fees                                                               20,831
Trustees' compensation                                                                           19,798
Transfer and shareholder servicing agent fees                                                     7,895
Other                                                                                            29,328
                                                                                          --------------
Total liabilities                                                                            21,204,130

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 169,337,006
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $ 176,334,817
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             1,249,697
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (4,592,330)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                   (3,655,178)
                                                                                          --------------
NET ASSETS                                                                                $ 169,337,006
                                                                                          ==============


                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $94,213,597 and
8,752,742 shares of beneficial interest outstanding)                                                $10.76
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $11.30
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,328,562
and 4,763,352 shares of beneficial interest outstanding)                                            $10.78
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,794,847
and 2,209,211 shares of beneficial interest outstanding)                                            $10.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS For The Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Interest                                                                 $ 10,604,262

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                               901,530
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       113,705
Class B                                                                       458,609
Class C                                                                       184,269
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        43,964
Class B                                                                        28,752
Class C                                                                        12,700
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        17,215
Class B                                                                         3,240
Class C                                                                         1,945
--------------------------------------------------------------------------------------
Interest expense                                                              172,758
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     9,433
--------------------------------------------------------------------------------------
Trustees' compensation                                                          7,008
--------------------------------------------------------------------------------------
Other                                                                          48,064
                                                                         -------------
Total expenses                                                              2,003,192
Less reduction to custodian expenses                                           (1,214)
Less payments and waivers of expenses                                        (300,785)
                                                                         -------------
Net expenses                                                                1,701,193

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       8,903,069

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized loss on investments                                             (115,750)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments         1,690,070

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 10,477,389
                                                                         =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                       2004                2003
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   8,903,069       $   6,811,963
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              (115,750)          5,404,061
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 1,690,070         (11,332,800)
                                                                                 ----------------------------------
Net increase in net assets resulting from operations                                10,477,389             883,224

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (4,669,052)         (3,131,845)
Class B                                                                             (2,635,363)         (2,226,464)
Class C                                                                             (1,060,217)           (828,541)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             31,512,135          17,051,804
Class B                                                                              3,381,161           5,059,679
Class C                                                                              5,810,614           5,855,389

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      42,816,667          22,663,246
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                126,520,339         103,857,093
                                                                                 ----------------------------------
End of period (including accumulated net investment income
of $1,249,697 and $711,260, respectively)                                        $ 169,337,006       $ 126,520,339
                                                                                 ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS For The Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------
Net increase in net assets from operations                               $ 10,477,389
--------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (92,523,487)
Proceeds from disposition of investment securities                         45,013,157
Increase in interest receivable                                            (1,021,792)
Decrease in receivable for securities sold                                  5,230,184
Increase in other assets                                                       (3,627)
Decrease in payable for securities purchased                               (9,544,516)
Increase in accrued expenses                                                   17,215
Premium amortization                                                          812,951
Discount amortization                                                         (37,203)
Realized loss on securities                                                   115,750
Unrealized appreciation on securities                                      (1,690,070)
                                                                         -------------
Net cash used in operating activities                                     (43,154,049)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------
Proceeds from issuance of debt                                             90,300,000
Payment on outstanding debt                                               (78,000,000)
Proceeds from shares sold                                                  72,309,800
Payment on shares redeemed                                                (37,405,611)
Cash distributions paid                                                    (3,663,975)
                                                                         -------------
Net cash provided by financing activities                                  43,540,214

--------------------------------------------------------------------------------------
Net increase in cash                                                          386,165
--------------------------------------------------------------------------------------
Cash, beginning balance                                                        74,713
                                                                         -------------
Cash, ending balance                                                     $    460,878
                                                                         =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $4,735,551.

Cash paid for interest on bank borrowings--$169,654.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                       2004             2003             2002             2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.51        $   10.99        $   10.89        $   10.36     $   11.21
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .67              .67              .53              .55           .53
Net realized and unrealized gain (loss)                    .23             (.52)             .08              .51          (.82)
                                                     -----------------------------------------------------------------------------
Total from investment operations                           .90              .15              .61             1.06          (.29)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.65)            (.63)            (.51)            (.53)         (.55)
Distributions from net realized gain                        --               --               --               --          (.01)
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.65)            (.63)            (.51)            (.53)         (.56)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   10.76        $   10.51        $   10.99        $   10.89     $   10.36
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                        8.63%            1.21%            5.79%           10.42%        (2.47)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  94,214        $  61,825        $  47,305        $  39,185     $  31,937
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  78,828        $  54,811        $  42,809        $  35,710     $  35,286
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                     6.28%            6.24%            4.88%            5.08%         5.26%
Total expenses                                            0.98%            1.02%            0.84%            0.87%         1.09%
Expenses after payments and waivers
and reduction to custodian expenses                       0.78%            0.82%            0.63% 3          0.67% 3       0.79% 3
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     25%              93%              26%              27%          101%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED JULY 31,                       2004             2003             2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.52        $   11.00        $   10.90      $   10.37      $   11.21
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .60              .59              .45            .47            .47
Net realized and unrealized gain (loss)                    .23             (.53)             .08            .51           (.83)
                                                     ----------------------------------------------------------------------------
Total from investment operations                           .83              .06              .53            .98           (.36)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.57)            (.54)            (.43)          (.45)          (.47)
Distributions from net realized gain                        --               --               --             --           (.01)
                                                     ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.57)            (.54)            (.43)          (.45)          (.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   10.78        $   10.52        $   11.00      $   10.90      $   10.37
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                        7.92%            0.46%            4.99%          9.58%         (3.11)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  51,329        $  46,912        $  43,888      $  39,164      $  35,338
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  50,920        $  45,226        $  41,532      $  36,447      $  38,064
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                     5.54%            5.46%            4.12%          4.34%          4.50%
Total expenses                                            1.73%            1.78%            1.60%          1.62%          1.85%
Expenses after payments and waivers
and reduction to custodian expenses                       1.53%            1.58%            1.39% 3        1.42% 3        1.55% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     25%              93%              26%            27%           101%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS C         YEAR ENDED JULY 31,                       2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.51       $   10.99       $   10.89       $   10.36      $   11.21
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .59             .59             .44             .47            .46
Net realized and unrealized gain (loss)                    .24            (.53)            .09             .51           (.83)
                                                     ---------------------------------------------------------------------------
Total from investment operations                           .83             .06             .53             .98           (.37)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.57)           (.54)           (.43)           (.45)          (.47)
Distributions from net realized gain                        --              --              --              --           (.01)
                                                     ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.57)           (.54)           (.43)           (.45)          (.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   10.77       $   10.51       $   10.99       $   10.89      $   10.36
                                                     ===========================================================================
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                        7.91%           0.45%           4.99%           9.59%         (3.20)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  23,795       $  17,784       $  12,664       $   8,622      $   7,142
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  20,470       $  16,770       $   9,831       $   7,301      $   8,198
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                     5.53%           5.49%           4.10%           4.33%          4.51%
Total expenses                                            1.73%           1.78%           1.60%           1.62%          1.85%
Expenses after payments and waivers
and reduction to custodian expenses                       1.53%           1.58%           1.39% 3         1.42% 3        1.55% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     25%             93%             26%             27%           101%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of July 31, 2004, the value of the internally designated assets was $2,063,800. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2004, the Fund had purchased $2,063,800 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $17,154,513 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 16.29% of the Fund's total assets as of July 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
   UNDISTRIBUTED      UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT         LONG-TERM                   LOSS    FOR FEDERAL INCOME
   INCOME                      GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
   -----------------------------------------------------------------------------
   $1,385,860                   $--             $4,592,333            $3,655,178

1. As of July 31, 2004, the Fund had $4,592,333 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:

                         EXPIRING
                         ----------------------------------
                         2009                    $2,925,051
                         2010                     1,551,532
                         2012                       115,750
                                                 ----------
                         Total                   $4,592,333
                                                 ==========

2. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2003, the Fund utilized $5,100,207 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                YEAR ENDED          YEAR ENDED
                                             JULY 31, 2004       JULY 31, 2003
              ----------------------------------------------------------------
              Distributions paid from:
              Exempt-interest dividends         $8,364,632          $6,186,850

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                Federal tax cost of securities              $185,716,141
                                                            ============
                Gross unrealized appreciation               $  4,078,342
                Gross unrealized depreciation                 (7,733,520)
                                                            ------------
                Net unrealized depreciation                 $ (3,655,178)
                                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $2,759 and payments of $1,575 were made to retired trustees, resulting in an accumulated liability of $16,263 as of July 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JULY 31, 2004            YEAR ENDED JULY 31, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           4,157,479       $ 45,439,740        2,447,732       $ 26,349,769
Dividends and/or
distributions reinvested         237,670          2,588,895          170,097          1,828,108
Redeemed                      (1,526,995)       (16,516,500)      (1,039,182)       (11,126,073)
                              ------------------------------------------------------------------
Net increase                   2,868,154       $ 31,512,135        1,578,647       $ 17,051,804
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,428,513       $ 15,622,837        1,364,294       $ 14,637,609
Dividends and/or
distributions reinvested         142,239          1,552,924          120,251          1,294,316
Redeemed                      (1,267,677)       (13,794,600)      (1,014,950)       (10,872,246)
                              ------------------------------------------------------------------
Net increase                     303,075       $  3,381,161          469,595       $  5,059,679
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,043,074       $ 11,511,732          918,241       $  9,916,702
Dividends and/or
distributions reinvested          54,414            593,732           43,360            466,291
Redeemed                        (579,840)        (6,294,850)        (422,140)        (4,527,604)
                              ------------------------------------------------------------------
Net increase                     517,648       $  5,810,614          539,461       $  5,855,389
                              ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $67,898,245 and $32,008,167, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $84,227 to OFS for services to the Fund.


                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $1,944,539 and $397,371, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A          CLASS B         CLASS C
                       CLASS A       CONTINGENT       CONTINGENT      CONTINGENT
                     FRONT-END         DEFERRED         DEFERRED        DEFERRED
                 SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
                   RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
YEAR ENDED         DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2004         $118,554              $--          $97,081          $3,962


                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive a portion of its management fee so the management fees will not exceed 0.40% of average annual net assets for each class of shares. During the year ended July 31, 2004, the Manager waived $300,512 of its management fees. This voluntary undertaking is expected to remain in effect indefinitely, however it may be amended or withdrawn by the Manager at any time without notice to shareholders.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $181, $44 and $48 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $17,154,513, which represents 10.13% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $18,300,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $9,352,495 at an average daily interest rate of 1.777%. The Fund had gross borrowings and gross loan repayments of $90,300,000 and $78,000,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $19,600,000. The Fund paid commitment fees of $1,240 and interest of $169,654 during the year ended July 31, 2004.


                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MULTI-STATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer New Jersey Municipal Fund, (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust) including the statement of investments, as of July 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer New Jersey Municipal Fund as of July 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004

                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE         TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF
                                     PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
                                     TRUSTEE
INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803
TRUSTEES                             S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE
                                     SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                  Of Counsel (since June 1993) Hogan & Hartson (a law
Chairman of the Board                firm); a director (since 2002) of Danielson Holding
of Trustees (since 2003);            Corp. Formerly a director of Weyerhaeuser Corp.
Trustee (since 1993)                 (1999-April 2004), Caterpillar, Inc. (1993-December
Age: 73                              2002), ConAgra Foods (1993-2001), Texas Instruments
                                     (1993-2001) and FMC Corporation (1993-2001). Oversees
                                     25 portfolios in the OppenheimerFunds.

ROBERT G. GALLI,                     A trustee or director of other Oppenheimer funds.
Trustee (since 1993)                 Oversees 35 portfolios in the OppenheimerFunds
Age: 71                              complex.

PHILLIP A. GRIFFITHS,                A director (since 1991) of the Institute for Advanced
Trustee (since 1999)                 Study, Princeton, N.J., a director (since 2001) of GSI
Age: 65                              Lumonics, a trustee (since 1983) of Woodward Academy,
                                     a Senior Advisor (since 2001) of The Andrew W. Mellon
                                     Foundation. A member of: the National Academy of
                                     Sciences (since 1979), American Academy of Arts and
                                     Sciences (since 1995), American Philosophical Society
                                     (since 1996) and Council on Foreign Relations (since
                                     2002). Formerly a director of Bankers Trust New York
                                     Corporation (1994-1999). Oversees 25 portfolios in the
                                     OppenheimerFunds complex.

JOEL W. MOTLEY,                      Director (since January 2002) Columbia Equity
Trustee (since 2002)                 Financial Corp. (privately-held financial adviser);
Age: 52                              Managing Director (since January 2002) Carmona Motley,
                                     Inc. (privately-held financial adviser). Formerly a
                                     Managing Director of Carmona Motley Hoffman Inc.
                                     (privately-held financial adviser) (January
                                     1998-December 2001). Oversees 25 portfolios in the
                                     OppenheimerFunds complex.

KENNETH A. RANDALL,                  A director (since February 1972) of Dominion
Trustee (since 1989)                 Resources, Inc. (electric utility holding company);
Age: 77                              formerly a director of Prime Retail, Inc. (real estate
                                     investment trust) and Dominion Energy, Inc. (electric
                                     power and oil & gas producer), President and Chief
                                     Executive Officer of The Conference Board, Inc.
                                     (international economic and business research) and a
                                     director of Lumbermens Mutual Casualty Company,
                                     American Motorists Insurance Company and American
                                     Manufacturers Mutual Insurance Company. Oversees 25
                                     portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                     President, Baruch College, CUNY; a director of RBAsset
Trustee (since 1993)                 (real estate manager); a director of OffitBank;
Age: 74                              formerly Trustee, Financial Accounting Foundation
                                     (FASB and GASB), Senior Fellow of Jerome Levy
                                     Economics Institute, Bard College, Chairman of
                                     Municipal Assistance Corporation for the City of New
                                     York, New York State Comptroller and Trustee of New
                                     York State and Local Retirement Fund. Oversees 25
                                     investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,            Chairman (since 1993) of The Directorship Search
Trustee (since 1989)                 Group, Inc. (corporate governance consulting and
Age: 72                              executive recruiting); a Life Trustee of International
                                     House (non-profit educational organization); a former
                                     trustee of The Historical Society of the Town of
                                     Greenwich. Oversees 25 portfolios in the
                                     OppenheimerFunds complex.


                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

DONALD W. SPIRO,                     Chairman Emeritus (since January 1991) of the Manager.
Vice Chairman of the                 Formerly a director (January 1969-August 1999) of the
Board of Trustees,                   Manager. Oversees 25 portfolios in the
Trustee (since 1989)                 OppenheimerFunds complex.
Age: 78

--------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO
AND OFFICER                          WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                     FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                     AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                                     REMOVAL.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and director (since
President and Trustee                June 2001) and President (since September 2000) of the
(since 2001)                         Manager; President and a director or trustee of other
Age: 55                              Oppenheimer funds; President and a director (since
                                     July 2001) of Oppenheimer Acquisition Corp. (the
                                     Manager's parent holding company) and of Oppenheimer
                                     Partnership Holdings, Inc. (a holding company
                                     subsidiary of the Manager); a director (since November
                                     2001) of OppenheimerFunds Distributor, Inc. (a
                                     subsidiary of the Manager); Chairman and a director
                                     (since July 2001) of Shareholder Services, Inc. and of
                                     Shareholder Financial Services, Inc. (transfer agent
                                     subsidiaries of the Manager); President and a director
                                     (since July 2001) of OppenheimerFunds Legacy Program
                                     (a charitable trust program established by the
                                     Manager); a director of the following investment
                                     advisory subsidiaries of the Manager: OFI
                                     Institutional Asset Management, Inc., Centennial Asset
                                     Management Corporation, Trinity Investment Management
                                     Corporation and Tremont Capital Management, Inc.
                                     (since November 2001), HarbourView Asset Management
                                     Corporation and OFI Private Investments, Inc. (since
                                     July 2001); President (since November 1, 2001) and a
                                     director (since July 2001) of Oppenheimer Real Asset
                                     Management, Inc.; Executive Vice President (since
                                     February 1997) of Massachusetts Mutual Life Insurance
                                     Company (the Manager's parent company); a director
                                     (since June 1995) of DLB Acquisition Corporation (a
                                     holding company that owns the shares of Babson Capital
                                     Management LLC); a member of the Investment Company
                                     Institute's Board of Governors (elected to serve from
                                     October 3, 2003 through September 30, 2006). Formerly,
                                     Chief Operating Officer (September 2000-June 2001) of
                                     the Manager; President and trustee (November
                                     1999-November 2001) of MML Series Investment Fund and
                                     MassMutual Institutional Funds (open-end investment
                                     companies); a director (September 1999-August 2000) of
                                     C.M. Life Insurance Company; President, Chief
                                     Executive Officer and director (September 1999-August
                                     2000) of MML Bay State Life Insurance Company; a
                                     director (June 1989-June 1998) of Emerald Isle Bancorp
                                     and Hibernia Savings Bank (a wholly-owned subsidiary
                                     of Emerald Isle Bancorp). Oversees 73 portfolios as
                                     Trustee/ Director and 10 portfolios as Officer in the
                                     OppenheimerFunds complex.

--------------------------------------------------------------------------------------------
OFFICERS                             THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS
                                     FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225
                                     LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                     FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                     CENTENNIAL, CO 80112-3924, AND FOR MR. FIELDING, 350
                                     LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES
                                     FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                     RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                  Senior Vice President of the Manager since January
Vice President (since 2002)          1996; Chairman of the Rochester Division of the
Age: 55                              Manager since January 1996; an officer of 10
                                     portfolios in the OppenheimerFunds complex.


                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BRIAN W. WIXTED,                     Senior Vice President and Treasurer (since March 1999)
Treasurer (since 1999)               of the Manager; Treasurer of HarbourView Asset
Age: 44                              Management Corporation, Shareholder Financial
                                     Services, Inc., Shareholder Services, Inc.,
                                     Oppenheimer Real Asset Management Corporation, and
                                     Oppenheimer Partnership Holdings, Inc. (since March
                                     1999), of OFI Private Investments, Inc. (since March
                                     2000), of OppenheimerFunds International Ltd. and
                                     OppenheimerFunds plc (since May 2000), of OFI
                                     Institutional Asset Management, Inc. (since November
                                     2000), and of OppenheimerFunds Legacy Program (a
                                     Colorado non-profit corporation) (since June 2003);
                                     Treasurer and Chief Financial Officer (since May 2000)
                                     of OFI Trust Company (a trust company subsidiary of
                                     the Manager); Assistant Treasurer (since March 1999)
                                     of Oppenheimer Acquisition Corp. Formerly Assistant
                                     Treasurer of Centennial Asset Management Corporation
                                     (March 1999-October 2003) and OppenheimerFunds Legacy
                                     Program (April 2000-June 2003); Principal and Chief
                                     Operating Officer (March 1995-March 1999) at Bankers
                                     Trust Company-Mutual Fund Services Division. An
                                     officer of 83 portfolios in the OppenheimerFunds
                                     complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and
Secretary (since 2001)               General Counsel (since February 2002) of the Manager;
Age: 56                              General Counsel and a director (since November 2001)
                                     of the Distributor; General Counsel (since November
                                     2001) of Centennial Asset Management Corporation;
                                     Senior Vice President and General Counsel (since
                                     November 2001) of HarbourView Asset Management
                                     Corporation; Secretary and General Counsel (since
                                     November 2001) of Oppenheimer Acquisition Corp.;
                                     Assistant Secretary and a director (since October
                                     1997) of OppenheimerFunds International Ltd. and
                                     OppenheimerFunds plc; Vice President and a director
                                     (since November 2001) of Oppenheimer Partnership
                                     Holdings, Inc.; a director (since November 2001) of
                                     Oppenheimer Real Asset Management, Inc.; Senior Vice
                                     President, General Counsel and a director (since
                                     November 2001) of Shareholder Financial Services,
                                     Inc., Shareholder Services, Inc., OFI Private
                                     Investments, Inc. and OFI Trust Company; Vice
                                     President (since November 2001) of OppenheimerFunds
                                     Legacy Program; Senior Vice President and General
                                     Counsel (since November 2001) of OFI Institutional
                                     Asset Management, Inc.; a director (since June 2003)
                                     of OppenheimerFunds (Asia) Limited. Formerly Senior
                                     Vice President (May 1985-December 2003), Acting
                                     General Counsel (November 2001-February 2002) and
                                     Associate General Counsel (May 1981-October 2001) of
                                     the Manager; Assistant Secretary of Shareholder
                                     Services, Inc. (May 1985-November 2001), Shareholder
                                     Financial Services, Inc. (November 1989-November
                                     2001); and OppenheimerFunds International Ltd.
                                     (October 1997-November 2001). An officer of 83
                                     portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer
Vice President and Chief             (since March 2004) of the Manager; Vice President
Compliance Officer                   (since June 1983) of OppenheimerFunds Distributor,
(since 2004)                         Inc., Centennial Asset Management Corporation and
Age: 53                              Shareholder Services, Inc. Formerly (until February
                                     2004) Vice President and Director of Internal Audit of
                                     OppenheimerFunds, Inc. An officer of 83 portfolios in
                                     the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $15,000 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $27 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such  fees   would   include   consultations   regarding   the
                  registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,027 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)